EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Earnings per share	EARNINGS PER SHARE
Basic earnings per share amounts are calculated by dividing the net income for the year by the weighted average number of ordinary shares issued and outstanding during the year.
Diluted earnings per share amounts are calculated by dividing the net income by the weighted average number of shares issued and outstanding during the year plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares. If in the period there is a loss then any potential ordinary shares have been excluded from the calculation of diluted loss per share.
The following reflects the net income and share data used in the earnings per share calculation.

(in thousands of $, except share data)	2025	2024	2023
Net income	74,815	117,684	120,039

Weighted average number of ordinary shares	54,088,689	53,851,304	53,697,594
Share options	—	177,648	288,095
Weighted average number of shares, adjusted for dilution	54,088,689	54,028,952	53,985,689

Earnings per share
Basic	1.38	2.19	2.24
Diluted	1.38	2.18	2.22